Secured Borrowings (Schedule Of Other Aircraft Secured Debt) (Details) (USD $)			3 Months Ended														12 Months Ended						12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Global Aviation Asset Management Facility Number One [Member] item	Dec. 31, 2013 Global Aviation Asset Management Facility Number One [Member]	Dec. 31, 2012 Global Aviation Asset Management Facility Number One [Member]	Dec. 31, 2013 Global Aviation Asset Management Note Payable One [Member]	Dec. 31, 2012 Global Aviation Asset Management Note Payable One [Member]	Dec. 31, 2013 Other Aircraft Secured Borrowings [Member] item		Dec. 31, 2012 Other Aircraft Secured Borrowings [Member]		Dec. 31, 2012 Other Aircraft Secured Borrowings [Member] Global Aviation Asset Management Facility Number One [Member]		Dec. 31, 2013 Other Aircraft Secured Borrowings [Member] Global Aviation Asset Management Facility Number Two [Member] item		Dec. 31, 2012 Other Aircraft Secured Borrowings [Member] Global Aviation Asset Management Facility Number Two [Member]	Dec. 31, 2013 Other Aircraft Secured Borrowings [Member] Global Aviation Asset Management Facility Number Two [Member] Minimum [Member]	Dec. 31, 2013 Other Aircraft Secured Borrowings [Member] Global Aviation Asset Management Facility Number Two [Member] Maximum [Member]	Dec. 31, 2013 Other Aircraft Secured Borrowings [Member] Global Aviation Asset Management Note Payable One [Member] item		Dec. 31, 2012 Other Aircraft Secured Borrowings [Member] Global Aviation Asset Management Note Payable One [Member]		Dec. 31, 2013 Other Aircraft Secured Borrowings [Member] Global Aviation Asset Management Note Payable One [Member] Minimum [Member]	Dec. 31, 2013 Other Aircraft Secured Borrowings [Member] Global Aviation Asset Management Note Payable One [Member] Maximum [Member]	Dec. 31, 2013 Other Aircraft Secured Borrowings [Member] Aircraft Note Payable [Member] item		Dec. 31, 2012 Other Aircraft Secured Borrowings [Member] Aircraft Note Payable [Member]		Dec. 31, 2013 Other Aircraft Secured Borrowings [Member] Aircraft Note Payable [Member] Minimum [Member]	Dec. 31, 2013 Other Aircraft Secured Borrowings [Member] Aircraft Note Payable [Member] Maximum [Member]
Debt Instruments
Number of aircraft financed								3						2					4	[1]					12	[2]
Weighted average interest rate	4.91%	5.18%						4.71%		5.54%				6.30%	[3]				4.57%	[1],[3]					4.62%	[2],[3]
Maturity Date																	August 2014	December 2015					December 2015	January 2018					June 2015	September 2025
Outstanding principal balance	$ 2,600,000,000		$ 38,500,000					$ 490,106,000		$ 280,375,000		$ 42,090,000	[4]	$ 29,095,000		$ 31,630,000			$ 59,813,000	[1]	$ 65,298,000	[1]			$ 401,198,000	[2]	$ 141,357,000	[2]
Unamortized discount				(2,900,000)	(3,200,000)	(600,000)	(1,000,000)	(2,854,000)	[1],[4]	(4,232,000)	[1],[4]
Notes payable, net	$ 2,254,705,000	$ 2,052,412,000						$ 487,252,000		$ 276,143,000
Number of Aircraft Sold			6

[1]	Includes four loans financing four aircraft. As of December 31, 2013 and 2012, the unamortized discount associated with the GAAM Note Payable totaled $0.6 million and $1.0 million, respectively.
[2]	Includes twelve loans arranged in connection with the purchase of aircraft.
[3]	Represents the contractual interest rates.
[4]	In connection with the sale of the six aircraft financed by this facility in March 2013, the buyer assumed the debt facility which had an outstanding balance of $38.5 million, net of unamortized discount of $2.9 million. As of December 31, 2012, the unamortized discount associated with GAAM Facility No. 1 totaled $3.2 million.